Supplementary Oil And Gas Information (Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	$ 6,017	$ 10,748	$ 11,436
Sales of oil and gas produced during the period	(3,139)	(4,031)	(4,604)
Discoveries and extensions, net of related costs	1,358	828	2,048
Purchases of proved reserves in place	16	15	97
Sales and transfers of proved reserves in place	(306)	(524)	(1,233)
Net change in prices and production costs	4,594	(3,470)	1,249
Revisions to quantity estimates	(502)	(4,148)	(148)
Accretion of discount	644	1,264	1,338
Previously estimated development costs incurred net of change in future development costs	1,125	3,967	391
Other	(54)	(86)	117
Net change in income taxes	(936)	1,454	57
Balance, end of year	8,817	6,017	10,748
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	3,002	5,285	5,289
Sales of oil and gas produced during the period	(1,649)	(1,808)	(1,951)
Discoveries and extensions, net of related costs	725	509	1,161
Purchases of proved reserves in place		7	55
Sales and transfers of proved reserves in place	(304)	(155)	(212)
Net change in prices and production costs	2,703	(1,364)	516
Revisions to quantity estimates	(178)	(1,290)	188
Accretion of discount	311	571	576
Previously estimated development costs incurred net of change in future development costs	417	946	(441)
Other	14	(7)	54
Net change in income taxes	(382)	308	50
Balance, end of year	4,659	3,002	5,285
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	3,015	5,463	6,147
Sales of oil and gas produced during the period	(1,490)	(2,223)	(2,653)
Discoveries and extensions, net of related costs	633	319	887
Purchases of proved reserves in place	16	8	42
Sales and transfers of proved reserves in place	(2)	(369)	(1,021)
Net change in prices and production costs	1,891	(2,106)	733
Revisions to quantity estimates	(324)	(2,858)	(336)
Accretion of discount	333	693	762
Previously estimated development costs incurred net of change in future development costs	708	3,021	832
Other	(68)	(79)	63
Net change in income taxes	(554)	1,146	7
Balance, end of year	$ 4,158	$ 3,015	$ 5,463